Other Current Liabilities and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities [Abstract]
Accrued product warranty costs	$ 69	$ 68
Estimated costs in excess of estimated contract value to complete contracts in process in a loss position	63	70
Accrued interest	43	43
Deferred revenues	38	34
Estimated contingent purchase price payable for acquired businesses (see Note 3)	11	0
Accruals for pending and threatened litigation	3	14
Other	140	163
Total other current liabilities	367	392
Other Liabilities [Abstract]
Non-current income taxes payable (see Note 16)	164	121
Deferred compensation	49	47
Accrued product warranty costs	30	41
Accrued workers' compensation	23	25
Estimated contingent purchase price payable for acquired businesses (see Note 3)	20	29
Notes payable and capital lease obligations	16	10
Other	96	83
Total other liabilities	$ 398	$ 356